UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Semi-Annual Report 2016
September 30, 2016
(Unaudited)

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Closed-End Fund Risk, Money Market Mutual Fund Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Foreign Securities Risk, Portfolio Turnover Risk, Leverage Risk, Investment Advisor Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 30, 2016.

For More Information on Your Matisse Discounted Closed-End Fund Strategy:

See Our Web site @ matissefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Fellow Shareholders of the Matisse Discounted Closed-End Fund Strategy:
Please find enclosed for your review the Semi-Annual Report for the Matisse Discounted Closed-End Fund Strategy (the "Fund") for the period ending September 30, 2016.  The Fund formally launched on October 31, 2012.
As you can see from the table below, Fund performance for the most recent six-month period was positive, and ahead of most benchmarks.
Two major factors contributed during the six-month period to the Fund's performance relative to these benchmarks:
•
First, during the 6-month period, discounts on closed-end funds narrowed almost across the board, as the US universe moved from an average discount of 6.0% to 4.6% per Bloomberg, giving the Fund approximately a 1.4% tailwind during the 6-month period.  The Fund was able to improve on this tailwind further by replacing CEFs whose discounts had narrowed with more attractively discounted CEFs.  Discount movement, including this "capture" activity, contributed approximately 2.9% to the Fund's return during the period.

•	Second, during the 6-month period, many sectors and asset classes performed better than the 3-6% returns of the non-CEF benchmarks in the table below. For example:
o	Emerging market stocks gained 10%.
o	MLPs gained 21%.
o	Large-cap US Energy stocks gained 16%.
o	The Russell 2000 gained 13%.
The Fund had somewhat higher exposure to each of these sectors/asset classes than most of the benchmarks in the table below, giving us an additional 2-3% in returns.
Despite the Fund's good performance for this 6-month period, we believe there is plenty more "gas in the tank" in the form of extremely wide discounts for the CEFs the Fund owns.  As of quarter-end, our CEF portfolio traded at a weighted average discount of 16%---the same as our end-of-2015 discount---and, as we write this letter in early November, our CEF portfolio's weighted average discount is 17%.  The CEF universe, which, as noted above, traded at a weighted average 4.6% discount as of 9/30/16, has widened as of 10/31/16 right back out to 6.7%.  Election-related jitters seem to be having their effect, creating once again the type of discount opportunities we strive to seize for Fund shareholders.

Average Annual Total Returns
Period ended September 30, 2016	Six months (not annualized)	One year	Annualized since inception*	Net Expense Ratio**	Gross Expense Ratio***
Matisse Discounted Closed-End Fund Strategy – Institutional Class Shares	+11.07%	+21.09%	+5.86%	1.25%	3.27%
Matisse Discounted Closed-End Fund Strategy – Class A Shares -After Sales Load****	+10.96% +4.58%	+20.78% +13.84%	+4.12% +2.31%	1.50%	3.52%
S-Network Composite Closed-End Fund Total Return Index*****	+10.34%	+18.88%	+6.00%	N/A	N/A
S&P Target Risk Moderate Index*****	+4.87%	+8.77%	+5.72%	N/A	N/A
S&P 500 Index*****	+6.40%	+15.43%	+13.99%	N/A	N/A
MSCI EAFE Total Return Index*****	+4.88%	+6.52%	+5.76%	N/A	N/A
Barclays US Aggregate Bond Total Return Index*****	+2.68%	+5.19%	+2.57%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com or call the Fund at (800) 773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.
*The inception date for the Fund's Institutional Class Shares is October 31, 2012.  All "annualized since inception" performance of the Institutional Class and benchmark indices is from that date.  The inception date of the Fund's Class A Shares is May 15, 2013.  All "annualized since inception" performance of the Class A Shares is from that date.

**The net expense ratio reflects the Expense Limitation Agreement between the Advisor and the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses.  For the period ended September 30, 2016, this limit was set to not more than 1.25% of the average daily net assets of the Fund (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses).  The current agreement runs through July 31, 2017, and may not be terminated prior to that date. The advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the Expense Limitation Agreement.

***Gross expense ratio is from the Fund's Prospectus dated July 29, 2016 and includes acquired fund fees and other expenses.  More recent expense ratios are found in the Financial Highlights.

****The Fund charges a 5.75% maximum sales load on purchases, as a percentage of offering price.

*****You cannot invest directly in these indices.  The indices do not have an investment advisor and do not pay any commissions, expenses, or taxes.  If the indices did pay commissions, expenses, or taxes, the returns would be lower.

Portfolio positioning
We are excited about the opportunity reflected in the large discounts to NAV at which our current holdings trade.  As of the end of September, our average holding traded at a 15.5% discount to NAV, meaningfully greater than the 13-14% discounts that are typical.
Where are we finding the greatest opportunities?  Primarily in the corners of the CEF universe where investor outflows have pushed funds to highly attractive discounts.  For example, as of 10/31/16:
•	"Allocation" CEFs (which own US/Foreign stocks and bonds) traded at an average discount of 10.0%, as compared to their average discount of 7.7% over the past 10+ years.
•	REIT CEFs (both US and Foreign) traded at an average discount of 12.7%, as compared to their average discount of 8.7% over the past 10+ years.
•	International Equity CEFs (broadly diversified funds as well as country-specific funds) traded at an average discount of 10.7%, as compared to their average discount of 6.8% over the past 10+ years.
A note about cash distributions
During the most recent 12 months the Fund has paid out over $.51 per share to Institutional Class Shares and over $.49 per share to Class A Shares in cash distributions to our shareholders, reflecting the cash we received from our underlying closed-end funds, as well as any gains we might realize through trading.  Since cash distributions from discounted CEFs represent accretive liquidations at NAV, we believe they can be beneficial "tailwinds" for returns (although of course they are no guarantee of a positive return, or of a certain investment result.  We incorporate these factors into our quantitative closed-end fund selection model.  (Keep in mind, the cash distributions paid by the Fund's underlying closed-end fund holdings include return of capital as well as capital gains and income, and the rate should not be confused with a "yield".)
Our outlook
Our views on the macroeconomic backdrop have only a small impact on our portfolio positioning decisions, which are driven mostly from the bottom up, based on the attractiveness of discounts. The economy continues to muddle along at about a 2% growth rate as measured by GDP. Election-related uncertainty is certainly not helping matters. The Federal Reserve, which has by some measures (see chart below) been largely responsible for the US stock market's 7-8 year run, is discussing whether to raise interest rates by the second quarter-point in a decade.  Will this be the start of a "return to normalcy", or will the next move in rates be down, in response to a recession after a 7-year economic expansion?  We don't know, of course, but will continue to position our portfolio in the areas other investors shun.

Equities are still fairly valued by some standards, especially compared to the low level of real interest rates. P/E ratios, for example, are close to 30-year averages.  With regard to bonds, our working assumption is that longer-term rates will stay fairly low for several years at least, as the economy continues to stumble along with the Fed maybe raising rates a little. We think the sooner the Fed makes its second move the better, as CEF discounts are excessively high in anticipation of higher rates. We continue to acknowledge the possibility of a rate spike, and will maintain our lookthrough duration in the single digits to protect against it.
We appreciate your interest in, and investment in, our Strategy.  We'll continue to keep you updated on the important developments we see in the misunderstood, retail-dominated world of closed-end funds.  Check our Strategy website, www.matissefunds.com, for updates, and feel free to contact us at 800-773-3863 to discuss the Matisse Discounted Closed-End Fund Strategy and our investment approach.
Sincerely,
Eric Boughton, CFA Portfolio Manager Matisse Funds	Bryn Torkelson Founder & CIO Matisse Funds

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Semiannual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

(RCMAT1116002)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2016
	Shares	Value (Note 1)

CLOSED-END FUNDS - 93.65%
Aberdeen Japan Equity Fund, Inc.	189,565	$1,558,224
Aberdeen Chile Fund, Inc.	281,000	1,761,870
Aberdeen Greater China Fund, Inc.	176,000	1,599,840
Aberdeen Indonesia Fund, Inc	151,000	999,620
Aberdeen Israel Fund, Inc.	40,086	661,816
Aberdeen Latin America Equity Fund, Inc.	3,203	68,064
Aberdeen Singapore Fund, Inc.	228,000	2,136,337
Adams Express Co., Inc.	282,000	3,708,300
Alpine Global Dynamic Dividend Fund	31,982	278,243
Alpine Global Premier Properties Fund	1,013,991	5,627,650
Alpine Total Dynamic Dividend Fund	489,000	3,731,070
Ares Dynamic Credit Allocation Fund	96,866	1,438,460
Asia Pacific Fund	97,603	1,031,664
BlackRock Resources & Commodities Strategy Trust	481,183	3,921,641
† Boulder Growth & Income Fund, Inc.	1,149,300	9,631,134
Central Europe Russia and Turkey Fund	74,057	1,421,894
Central Securities Corp.	182,000	3,865,680
China Fund, Inc.	127,000	2,087,880
ClearBridge American Energy MLP Fund, Inc.	50,661	453,922
Clough Global Allocation Fund	205,000	2,486,650
Clough Global Equity Fund	225,000	2,560,500
Clough Global Opportunities Fund	383,945	3,712,748
Cohen & Steers MLP Income and Energy Opportunity Fund	352,000	3,784,000
Delaware Enhanced Global Dividend & Income Fund	339,836	3,439,140
Deutsche High Income Opportunities Fund, Inc.	168,000	2,377,200
Diversified Real Asset Income Fund	143,000	2,465,320
Dividend and Income Fund	217,000	2,432,592
Eagle Growth & Income Opportunities Fund	114,054	1,912,685
Ellsworth Growth and Income Fund Ltd.	5,296	43,374
European Equity Fund	80	632
Gabelli Global Utility & Income Trust	3,540	64,747
General American Investors Co., Inc.	115,000	3,754,750
Japan Smaller Capitalization Fund, Inc.	31,462	331,924
Korea Fund, Inc.	10,083	362,988
Legg Mason BW Global Income Opportunities Fund, Inc.	52,300	711,724
Liberty All Star Equity Fund	713,000	3,693,340
Liberty All-Star Growth Fund	19,568	84,338
LMP Capital and Income Fund, Inc.	96,535	1,379,535
Macquarie Global Infrastructure Total Return Fund, Inc.	123,000	2,681,400
Mexico Equity & Income Fund, Inc.	15,885	164,437
Mexico Fund, Inc.	82	1,309
Morgan Stanley Asia-Pacific Fund, Inc.	2,100	31,681
Morgan Stanley India Investment Fund, Inc.	41,299	1,174,131
Morgan Stanley Emerging Markets Debt Fund, Inc.	33,124	319,647
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,400	165,870

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2016
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
Pershing Square Holdings Ltd.		80,000	$1,120,000
† RMR Real Estate Income Fund		229,000	4,980,750
Royce Global Value Trust, Inc.		298,100	2,422,063
Royce Micro-Cap Trust, Inc.		72,554	566,647
Royce Value Trust, Inc.		302,000	3,823,320
Salient Midstream & MLP Fund		37,568	476,362
Sprott Focus Trust, Inc.		23,394	161,419
Swiss Helvetia Fund		5,300	56,657
Taiwan Fund, Inc.		73,000	1,263,630
Templeton Dragon Fund		137,300	2,420,489
Terra Capital PLC Fund		1,490,000	1,244,150
Thai Fund, Inc.		126,337	1,033,437
*	The Gabelli Global Small and Mid Cap Value Trust	116,420	1,258,500
The GDL Fund		330,000	3,283,500
Third Point Offshore Investors Ltd. Fund		80,000	1,160,000
Tri-Continental Corp.		27,210	581,750
Wells Fargo Global Dividend Opportunity Fund		53,801	312,584

Total Closed-End Funds (Cost $107,537,544)			112,285,229

SHORT-TERM INVESTMENT - 6.17%
§ Fidelity Institutional Money Market Funds -
Government Portfolio, 0.25%		7,404,027	7,404,027

Total Short-Term Investment (Cost $7,404,027)			7,404,027

Total Value of Investments (Cost $114,941,571) - 99.82%			$119,689,256

Other Assets Less Liabilities - 0.18%			215,154

Net Assets - 100.00%			$119,904,410

* Non-income producing investment
† All or a portion of security is pledged as collateral for margin borrowings.

The following acronym or abbreviation is used in this portfolio:
PLC - Public Limited Company

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	93.65%	$112,285,229
Short-Term Investment	6.17%	7,404,027
Other Assets Less Liabilities	0.18%	215,154
Total	100.00%	$119,904,410

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2016

Assets:
Investments, at value (cost $114,941,571)	$119,689,256
Receivables
Investments sold	690,606
Fund shares sold	65,210
Dividends and interest	29,437
Prepaid Expenses:
Registration and filing expenses	14,593
Shareholder fulfillment expenses	4,369
Fund accounting fees	2,860
Insurance fees	2,039
Compliance fees	885
Securities pricing fees	173
Transfer agent fees	21

Total assets	120,499,449

Liabilities:
Payables:
Investments purchased	122,793
Fund shares purchased	327,932
Distribution payable	31,612
Accrued Expenses:
Advisory fees	95,450
Custody fees	8,611
Professional fees	4,828
Trustee fees and meeting expenses	2,011
Distribution and service fees - Class A Shares (note 3)	1,211
Miscellaneous expenses	370
Administration fees	221

Total liabilities	595,039

Net Assets	$119,904,410

Net Assets Consist of:
Paid in Interest	$127,529,532
Accumulated net investment loss	(40)
Accumulated net realized loss on investments	(12,372,767)
Net unrealized appreciation on investments	4,747,685

Net Assets	$119,904,410

Institutional shares outstanding, no par value (unlimited authorized shares)	11,670,276
Net Assets	$113,381,356
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.72

Class A shares outstanding, no par value (unlimited authorized shares)	718,114
Net Assets	$6,523,054
Net Asset Value and Redemption Price Per Share	$9.08
Offering Price Per Share ($9.08 ÷ 94.25%)	$9.64

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2016

Investment Income:
Dividends	$1,142,669

Total Investment Income	1,142,669

Expenses:
Advisory fees (note 2)	668,656
Administration fees (note 2)	58,412
Fund accounting fees (note 2)	22,478
Registration & filing expenses	20,270
Custody fees (note 2)	16,904
Professional fees	13,513
Transfer agent fees (note 2)	13,479
Distribution and service fees - Class A Shares (note 3)	8,863
Shareholder fulfillment expenses	7,721
Compliance fees (note 2)	5,265
Trustee fees and meeting expenses	4,011
Security pricing fees	3,009
Insurance fees	1,964
Miscellaneous expenses (note 2)	1,934
Interest expense	845

Total Expenses	847,324

Expenses waived by the Advisor (note 2)	(95,359)

Net Expenses	751,965

Net Investment Income	390,704

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from:
Investments	364,068
Capital gain distributions from underlying funds	167,238
Total net realized gain	531,306

Net change in unrealized appreciation on investments	6,695,117

Net Realized and Unrealized Gain on Investments	7,226,423

Net Increase in Net Assets Resulting from Operations	$7,617,127

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets

	September 30,	March 31,
For the fiscal year or period ended	2016 (a)	2016

Operations:
Net investment income	$390,704	$5,241,240
Net realized gain (loss) from investment transactions and options written	364,068	(14,741,287)
Capital gain distributions from underlying funds	167,238	2,660,593
Net change in unrealized appreciation (depreciation) on investments	6,695,117	(3,045,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,617,127	(9,884,885)

Distributions to Shareholders:
Net investment income
Institutional Class Shares	(1,253,446)	(4,656,941)
Class A Shares	(73,163)	(320,063)

Capital Gains
Institutional Class Shares	-	-
Class A Shares	-	-

Return of Capital
Institutional Class Shares	-	(4,006,112)
Class A Shares	-	(255,709)

Decrease in Net Assets Resulting from Distributions	(1,326,609)	(9,238,825)

Beneficial Interest Transactions:
Shares sold	12,710,071	57,478,241
Reinvested dividends and distributions	1,294,997	8,419,729
Shares repurchased	(16,542,691)	(57,397,790)

Increase (Decrease) from Beneficial Interest Transactions	(2,537,623)	8,500,180

Net Increase (Decrease) in Net Assets	3,752,895	(10,623,530)

Net Assets:
Beginning of period	116,151,515	126,775,045
End of period	$119,904,410	$116,151,515

Accumulated Net Investment Income (Loss)	$(40)	$935,865

See Notes to Financial Statements		(Continued)

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets - Continued

	September 30,		March 31,
For the fiscal year or period ended	2016 (a)		2016

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	865,322	$12,244,185	5,972,057	$55,020,380
Reinvested dividends and distributions	125,871	1,222,204	906,015	7,928,383
Shares repurchased	(1,613,158)	(15,094,164)	(6,230,771)	(55,434,615)
Net Increase (Decrease) in Shares of
Beneficial Interest	(621,965)	$(1,627,775)	647,301	$7,514,148

Share Information:
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,684	$465,886	274,255	$2,457,861
Reinvested dividends and distributions	8,017	72,793	61,020	491,346
Shares repurchased	(160,292)	(1,448,527)	(228,813)	(1,963,175)
Net Increase (Decrease) in Shares of
Beneficial Interest	(120,591)	$(909,848)	106,462	$986,032

(a) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
fiscal years or periods ended	2016	(h)	2016		2015		2014		2013	(d)

Net Asset Value, Beginning of Period	$8.88		$10.28		$10.13		$10.35		$10.00

Income from Investment Operations
Net investment income	0.15	(g)	0.41	(g)	0.46		0.58		0.26
Net realized and unrealized gain (loss) on
investments and options written	0.73		(1.08)		0.36		(0.17)		0.35

Total from Investment Operations	0.88		(0.67)		0.82		0.41		0.61

Less Distributions:
Dividends (from net investment income)	(0.04)		(0.40)		(0.51)		(0.56)		(0.26)
Distributions (from capital gains)	-		-		(0.16)		(0.07)		-
Return of capital	-		(0.33)		-		-		-

Total Distributions	(0.04)		(0.73)		(0.67)		(0.63)		(0.26)

Redemption Fees	-		-		0.00	(f)	0.00	(f)	0.00	(f)

Net Asset Value, End of Period	$9.72		$8.88		$10.28		$10.13		$10.35

Total Return	11.07%	(b)	(6.20)%		8.37%		4.21%		6.26%	(b)

Net Assets, End of Period (in thousands)	$113,381		$109,113		$119,616		$78,390		$21,904

Ratios of:
Interest Expenses to Average Net Assets	0.00%	(i)	0.12%		0.06%		0.09%		0.00%
Gross Expenses to Average Net Assets (c)(e)	1.40%	(a)	1.62%		1.59%		1.59%		1.50%	(a)
Net Expenses to Average Net Assets (c)(e)	1.25%	(a)	1.37%		1.43%		1.59%		1.50%	(a)
Net Investment Income to Average
Net Assets (c)	4.64%	(a)	4.46%		4.48%		5.96%		5.96%	(a)

Portfolio turnover rate	48.73%	(b)	134.60%		164.94%		150.92%		84.39%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(d)	For a share outstanding for the initial period from October 31, 2012 (Date of Initial Public Investment) through March 31, 2013.
(e) Includes interest expense.
(f) Less than $0.01 per share.
(g)	Calculated using the average shares method.
(h) Unaudited.
(i)	Less than 0.00% of average net assets of the Fund.

See Notes to Financial Statements									(Continued)

Matisse Discounted Closed-End Fund Strategy

Financial Highlights
	Class A Shares
For a share outstanding during the	September 30,		March 31,
fiscal years or periods ended	2016	(h)	2016		2015		2014	(d)

Net Asset Value, Beginning of Period	$8.31		$9.67		$9.57		$10.00

Income from Investment Operations
Net investment income	0.14	(g)	0.35	(g)	0.40		0.50
Net realized and unrealized gain (loss) on
investments and options written	0.67		(1.00)		0.35		(0.32)

Total from Investment Operations	0.81		(0.65)		0.75		0.18

Less Distributions:
Dividends (from net investment income)	(0.04)		(0.40)		(0.49)		(0.54)
Distributions (from capital gains)	-		-		(0.16)		(0.07)
Return of capital	-		(0.31)		-		-

Total Distributions	(0.04)		(0.71)		(0.65)		(0.61)

Redemption Fees	-		-		0.00	(f)	0.00	(f)

Net Asset Value, End of Period	$9.08		$8.31		$9.67		$9.57

Total Return	10.96%	(b)	(6.40)%		8.11%		2.09%	(b)

Net Assets, End of Period (in thousands)	$6,523		$7,039		$7,159		$4,626

Ratios of:
Interest Expenses to Average Net Assets	0.00%	(i)	0.12%		0.06%		0.09%
Gross Expenses to Average Net Assets (c)(e)	1.91%	(a)	1.87%		1.84%		1.84%	(a)
Net Expenses to Average Net Assets (c)(e)	1.52%	(a)	1.62%		1.68%		1.84%	(a)
Net Investment Income to Average
Net Assets (c)	4.37%	(a)	4.10%		4.30%		6.42%	(a)

Portfolio turnover rate	48.73%	(b)	134.60%		164.94%		150.92%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(d)	For a share outstanding for the initial period from May 15, 2013 (Date of Initial Public Investment) through March 31, 2014.
(e) Includes interest expense.
(f) Less than $0.01 per share.
(g) Calculated using the average shares method.
(h) Unaudited.
(i)	Less than 0.00% of average net assets of the Fund.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

1.   Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund's investment advisor, Deschutes Portfolio Strategies (the "Advisor"), seeks to achieve the Fund's investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds which pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Class A Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Class A Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was October 31, 2012.  The Date of Initial Public Investment for the Class A Shares was May 15, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the "Valuation Time"). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of September 30, 2016 for the Fund's investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$112,285,229	$112,285,229	$-	$-
Short-Term Investment	7,404,027	7,404,027	-	-
Total Assets	$119,689,256	$119,689,256	$-	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended September 30, 2016.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in the net assets.  Realized gain and loss and unrealized appreciation and depreciation on these derivatives for the year are included in the Statement of Operations.  The contract amounts listed above in the table serve as an indicator of the volume of derivative activity in the Fund.

There were no derivative instruments outstanding as of September 30, 2016 and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund as shown in the options contracts table above.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

Distributions
The Fund may declare and distribute dividends from net investment income, if any, quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.  Distribution and service fees in the Class A Shares are 0.25% of the average daily net assets.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Related Parties and Service Providers

Advisor
The Fund pays monthly fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 1.20%.  For the fiscal period ended September 30, 2016, $668,656 in advisory fees were incurred and $95,359 in advisory fees were waived by the Advisor.

The Advisor has entered into another contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  Effective April 15, 2016, the Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2016, the Administrator received $1,934 in miscellaneous expenses.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

A breakdown of these fees is provided in the following table.

Administration Fees*		Custody Fees*		Fund Accounting Fees	Fund Accounting Fees (asset-based fee)		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	(Average monthly)	Net Assets	Annual Rate	Per state
First $100 million	0.100%	First $200 million	0.020%	$2,250	First $50 million	0.02%	$150
Next $100 million	0.090%	Over $200 million	0.009%	$500/ additional class	Next $50 million	0.015%
Next $100 million	0.080%				Over $100 million	0.01%
Next $100 million	0.070%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $100 million	0.060%
Over $500 million	0.050%
Over $750 million	0.040%
Over $1 billion	0.030%

The Fund incurred $58,412 in administration fees, $16,904 in custody fees, and $22,478 in fund accounting fees for the fiscal period ended September 30, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

3.   Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class A Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets attributable to the Class A Shares, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended September 30, 2016, $8,863 in fees were incurred by the Class A Shares.

4.   Purchases and Sales of Investment Securities

For the fiscal period ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$54,447,337	$67,374,040

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended September 30, 2016.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax return and, during the period/years ended March 31, 2013 through March 31, 2016 and as of the period ended September 30, 2016, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the period or year ended were characterized for tax purposes as follows:

	September 30, 2016	March 31, 2016
Ordinary Income	$1,326,609	$4,761,414
Tax-Exempt Income	-	215,590
Long-Term Capital Gains	-	-
Return of Capital	-	4,621,821

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

At September 30, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$114,941,571

Unrealized Appreciation	$6,074,943
Unrealized Depreciation	(1,327,258)
Net Unrealized Appreciation	$4,747,685

6.   Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.   Borrowings

The Fund established a borrowing agreement with Goldman Sachs for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.
Interest is based on the Federal Funds rate plus 1.25%.  The average borrowing during the fiscal year was $277,481, and the average interest rate on margin borrowings during the period was 1.36%.  Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund.  Total interest expense for the period was $845 as reflected in the Statement of Operations.

The Fund had no borrowings outstanding at September 30, 2016.

8.   Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

1.   Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended September 30, 2016.

During the semi-annual period ended September 30, 2016, the Fund paid $1,326,609 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, loads on reinvestments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Institutional Class Shares	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,110.70	$6.61
	$1,000.00	$1,018.80	$6.33
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Class A Shares	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,109.60	$7.93
	$1,000.00	$1,017.55	$7.59
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	Lake Oswego, Oregon 97035

Telephone:	Telephone:

800-773-3863	855-210-3001

World Wide Web @:	World Wide Web @:

ncfunds.com	matissefunds.com

Item 2.   CODE OF ETHICS.
Not applicable.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.   SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.  CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: December 5, 2016	President and Principal Executive Officer
Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: December 5, 2016	President and Principal Executive Officer
Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: December 5, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy